Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Current Income Tax Provision for Federal and State Income Taxes	The following table presents the current income tax provision for federal and state income taxes for the year ended June 30, 2024 and the period November 29, 2022 through June 30, 2023:
	Year Ended June 30, 2024	November 29, 2022 through June 30, 2023
Current tax provision (benefit):
U.S. federal	$–	$–
U.S. state	–	–
Total current tax provision (benefit)	–	–
Deferred tax provision (benefit):
U.S. federal	(29,956)	(4,240)
International	(26,163)	–
U.S. state, net of federal benefit	–	–
Increase in valuation allowance	56,119	4,240
Total deferred tax provision (benefit)	–	–
Total provision (benefit) for income taxes	$–	$–

Schedule of Reconciliation of the U.S. Federal Statutory Rate	Following is a reconciliation of the U.S. federal statutory rate to the actual tax rate for the year ended June 30, 2024 and the period November 29, 2022 through June 30, 2023:
	Year Ended June 30, 2024	November 29, 2022 through June 30, 2023
U.S. federal and international statutory income tax rate	21.0%	21.0%
Other adjustments	15.0%	0.0%
Increase in valuation reserve	-36.0%	-21.0%
Total provision (benefit) for income taxes	–%	–%

Schedule of Deferred Tax Assets	The components of our deferred tax assets as of as of June 30, 2024 and 2023, all of which arises from RoyaLand Company, consisted of the following:
	June 30, 2024	June 30, 2023
Start-up costs	$123,288	$93,332
International net operating loss carryforwards	26,163
Less valuation allowance	(149,451)	(93,332)
Net deferred tax assets	$–	$–